UNITED STATES
        SECURITIES AND	EXCHANGE COMMISSION
             Washington, D.C.	 20549

                   FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year	or	Quarter Ended:  June 30, 1999

Institutional Investment Manager Filing this Report:

Name:              Alan B. Slifka 	& Co. Ltd.
Address:           477 Madison Avenue
                   8th Floor
                   New York, NY	10022

13F File No:       28-6074

The institutional investment	manager filing this report and the person by whom
it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              James R.	Pasquarelli
Title:             Cheif Financial Officer
Phone:             212-303-9414
Signature, Place, and Date of Signing:

James R. Pasquarelli	         New	York, NY        July 28, 1999

Report Type (Check only one)	:

[ X ]             13F HOLDINGS REPORT
[   ]             13F NOTICE
[   ]             13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS	REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Value Total:   $120,125



                                                                        ITEM 6
     				                                                               INVESTMENT               ITEM 8
ITEM 1	                           ITEM 2	  ITEM 3	   ITEM 4	  ITEM 5				DISCRETION       ITEM 7  VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF	CUSIP	    VALUE	   SHARES OR	(A)	  (B)	  (C)	 MANA-	  (A)	     (B)	  (C)
	                                 CLASS 	  NUMBER	   (X$1000)	PRIN. AMT	SOLE	SHARED	NONE	GERS	   SOLE	   SHARED	NONE

American Bankers Insurance Group	 STOCK	   024456105	 3,131    57,511          X 	   X 		         57,511
AFC Cable Systems	                STOCK	   000950105	 1,463    41,430          X	    X 		         41,430
Aliant Comm. Inc.	                STOCK	   016090102	   512	   11,085          X	    X		          11,085
Anacomp Inc 	                     STOCK	   032371106	   930	   54,728          X	    X		          54,728
Automobile Protection Corporation	STOCK	   052905106	   780	   60,863          X	    X		          60,863
At Entertainment, Inc.            STOCK	   045920105	   679	   36,209          X	    X		          36,209
Airtouch Comm.	                   STOCK	   00949T100	25,381   233,796          X	    X		         233,796
Avondale Industries, Inc.         STOCK	   054350103	 2,540    65,134          X	    X		          65,134
Browning Ferris Industries, Inc.  STOCK	   115885105	 1,305    30,339          X	    X		          30,339
Bonneville Pacific	               STOCK	   098904105    109	   19,109          X	    X		          19,109
Cendant Corp.	                    STOCK	   151313103	   191	    9,330          X	    X		           9,330
Columbus McKinnon Corp.	          STOCK	   199333105	   434 	  18,071          X	    X 		         18,071
Capstar Broadcst	                 STOCK	   14067G105	 3,954   144,422          X	    X		         144,422
Coach USA Inc.	                   STOCK	   18975L106	 9,809   233,886       		 X 	   X		         233,886
Dialogic Corporation	             STOCK   	252499108	   332	    7,562 		       X	    X		           7,562
Delta & Pine Land Co.	            STOCK	   247357106	   890	   28,259    		    X	    X		          28,259
Data Processing Res Corp	         STOCK	   237823109 	2,823   119,476  		      X	    X		         119,476
Elbit Limited	                    STOCK	   284275104	   567	   57,821 		       X	    X		          57,821
Fore Systems Inc.	                STOCK	   345449102	 1,650    47,400 		       X	    X		          47,400
Global Inds. Tech.	               STOCK	   379335102	   298	   24,707	 	       X	    X		          24,707
Jevic Transportation Inc.	        STOCK	   47719P107	   252	   18,157	 	       X	    X		          18,157
Lucent Tech.	                     STOCK	   549463107	17,390   257,871		        X	    X		         257,871
MFN Financial Corp	               STOCK	   55272N104	     4	      353		        X	    X		             353
Nalco Chemical Co.	               STOCK	   629853102	 4,455    85,874	 	       X	    X		          85,874
Norrell Corp.	                    STOCK	   656301108	   649	   34,488	         X	    X		          34,488
Nexstar Pharmaceuticals	          STOCK	   653333106	    24	    1,210 		       X	    X		           1,210
O'Sullivan Corp.	                 STOCK	   688605104	   298 	  24,434	 	       X 	   X 		         24,434
Pioneer Hi-Bred	                  STOCK	   723686101	 2,084    53,519	 	       X	    X		          53,519
Platinum Technology Int'l	        STOCK	   72764T101	 1,611    55,070		        X	    X		          55,070
Qwest Communications Int'l Inc.   STOCK	   749121109	   720	   21,771 		       X	    X		          21,771
Republic NY Corp.	                STOCK   	760719104	 4,639    68,039          X	    X		          68,039
Rental Service Corporation	       STOCK	   76009V102	 6,625   231,444 		       X	    X		         231,444
Stimsonite Corp.	                 STOCK	   860832104	   207	   14,147 	        X	    X		          14,147
Superior Services, Inc.           STOCK	   868316100	 7,783   291,648   	      X	    X		         291,648
Transamerica Corp.	               STOCK	   893485102	 5,757    76,756 		       X	    X		          76,756
Todd Ao Corp.	                    STOCK	   888896107	   345	   31,383 		       X	    X		          31,383
Trans World Entertainment Corp.	  STOCK	   89336Q100 	1,233   109,639 		       X	    X		         109,639
MediaOne	                         STOCK	   58440J104	 2,744    36,898	 	       X	    X		          36,898
Varlen Corporation	               STOCK	   922248109	   515	   12,718		        X	    X		          12,718
VWR Scientific Products Corp.	    STOCK	   918435108	 1,433    39,071	  	      X	    X		          39,071
Whittaker Corp.	                  STOCK	   966680407	 2,990   106,790	 	       X	    X		         106,790
Browning Ferris Inds.-CALL SEP 40 OPTION	  1158859IH	   109	      249		        X	    X		             249
Case Corp. - CALL JAN 40	         OPTION	  14743R9AH	   108	       95		        X	    X		              95
Coach USA Inc. - CALL JUL 35	     OPTION	  18975L9GG	     7	       10		        X 	   X		              10
Delta & Pine Land Co-CALL JUL 30 	OPTION	  2473579GF 	   12 	      74		        X 	   X		              74
Pioneer Hi-Bred - CALL SEP 35	    OPTION	  7236869IG	   200	      399		        X	    X		             399
Infoseek Corp. - CALL SEP 50	     OPTION	  45678M9IJ	    45	       64		        X	    X		              64
Republic NY Corp. - CALL SEP 60	  OPTION	  760719104	    98	      106		        X	    X		             106
S&P 500 Options Puts-PUT JUL 1275	OPTION  	9SO	           9	       40		        X	    X		              40
Avondale Inds. - CALL AUG 30	     OPTION	  0543509HF	     1	        1		        X 	   X		               1
Golden Ocean Group Warrants	      WARRANT	 381138R16	     0	      500		        X 	   X		             500
			                                                  -------
                                                     120,125
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